EXHIBIT 99.1
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Accrued Interest Date:                                                                                     Collection Period Ending:
25-Oct-07                                                                                                                  31-Oct-07
Distribution Date:                                BMW VEHICLE OWNER TRUST 2006-A                                            Period #
26-Nov-07                                         ------------------------------                                                  14

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Balances
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                                                                              Initial         Period End
     Receivables                                                       $1,153,770,268       $600,758,241
     Reserve Account                                                       $2,772,491         $2,772,491
     Yield Supplement Overcollateralization                               $44,773,894        $24,480,561
     Overcollateralization                                                       $374         $1,051,046
     Class A-1 Notes                                                     $323,000,000                 $0
     Class A-2 Notes                                                     $308,000,000        $97,230,634
     Class A-3 Notes                                                     $280,000,000       $280,000,000
     Class A-4 Notes                                                     $173,044,000       $173,044,000
     Class B Notes                                                        $24,952,000        $24,952,000

Current Collection Period
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     Beginning Receivables Outstanding                                   $633,466,659
     Collections
        Principal Collections
           Receipts of Scheduled Principal                                $19,320,983
           Receipts of Pre-Paid Principal                                 $11,458,323
           Liquidation Proceeds                                              $937,201
           Principal Balance Allocable to Gross Charge-offs                  $991,910
        Total Principal  Reduction                                        $32,708,418

        Interest Collections
           Receipts of Interest                                            $2,220,523
           Servicer Advances
           Reimbursement of Previous Servicer Advances                       ($92,293)
           Accrued Interest on Purchased Receivables                               $0
           Recoveries                                                        $180,427
           Net Investment Earnings                                            $12,047
        Total Interest Collections                                         $2,320,704

     Total Collections                                                    $34,037,211

     Ending Receivables Outstanding                                      $600,758,241

Servicer Advance Amounts
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     Beginning Period Unreimbursed Previous Servicer Advance               $1,729,680
     Current Period Servicer Advance                                               $0
     Current Reimbursement of Previous Servicer Advance                      ($92,293)
     Ending Period Unreimbursed Previous Servicer Advances                 $1,637,387

Collection Account
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     Deposits to Collection Account                                       $34,037,211

     Distribution Amounts Due
        Servicing Fees Due                                                   $527,889
        Class A Noteholder Interest Distribution Due                       $2,494,054
        First Priority Principal Distribution Due                          $4,904,306
        Class B Noteholder Interest Distribution Due                         $107,917
        Second Priority Principal Distribution Due                        $24,952,000
        Reserve Account Deposit Due                                                $0
        Regular Principal Distribution Due                                 $4,430,980
        Unpaid Trustee Fees Due                                                    $0

        Amounts Paid to the Servicer                                         $527,889
        Amounts Deposited into Note Distribution Account                  $33,509,323
        Amounts Deposited into Reserve Account                                     $0
        Excess Funds Released to Depositor                                         $0
     Total Distributions from Collection Account                          $34,037,211

Excess Funds Released to the Depositor
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        Release from Reserve Account                                               $0
        Release from Collection Account                                            $0
     Total Excess Funds Released to the Depositor                                  $0

Note Distribution Account
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     Amount Deposited from the Collection Account                         $33,509,323
     Interest Distribution to Noteholders                                  $2,601,971
     Principal Distribution to Noteholders                                $30,907,351
     Amount Deposited from the Reserve Account                                     $0
     Amount Paid to Noteholders                                           $33,509,323

Distributions
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     Interest Distributable Amount                                        Current Int         Per $1,000
     Class A-1 Notes                                                               $0              $0.00
     Class A-2 Notes                                                         $565,943              $4.42
     Class A-3 Notes                                                       $1,197,000              $4.28
     Class A-4 Notes                                                         $731,111              $4.23
     Class B Notes                                                           $107,917              $4.33

     Monthly Principal Distributable Amount                           Current Payment     Ending Balance    Per $1,000        Factor
     Class A-1 Notes                                                               $0                 $0         $0.00         0.00%
     Class A-2 Notes                                                      $30,907,351        $97,230,634       $100.35        31.57%
     Class A-3 Notes                                                               $0       $280,000,000         $0.00       100.00%
     Class A-4 Notes                                                               $0       $173,044,000         $0.00       100.00%
     Class B Notes                                                                 $0        $24,952,000         $0.00       100.00%

Carryover Shortfalls
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                                                                Prior Period Carryover   Current Payment    Per $1,000
     Class A-1 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-2 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-3 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-4 Interest Carryover Shortfall                                        $0                 $0            $0
     Class B Interest Carryover Shortfall                                          $0                 $0            $0


Receivables Data
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                                                                     Beginning Period      Ending Period
     Number of Contracts                                                       37,984             36,147
     Weighted Average Remaining Term                                            40.58              39.86
     Weighted Average Annual Percentage Rate                                    5.44%              5.44%

     Delinquencies Aging Profile End of Period                          Dollar Amount         Percentage
        Current                                                          $520,024,233             86.56%
        1-29 days                                                         $61,216,739             10.19%
        30-59 days                                                        $13,348,866              2.22%
        60-89 days                                                         $3,496,357              0.58%
        90-119 days                                                        $1,477,313              0.25%
        120-149 days                                                       $1,194,733              0.20%
        Total                                                            $600,758,241            100.00%
        Delinquent Receivables +30 days past due                          $19,517,269              3.25%


     Write-offs
        Gross Principal Write-Offs for Current Period                        $991,910
        Recoveries for Current Period                                        $180,427
        Net Write-Offs for Current Period                                    $811,483

        Cumulative Realized Losses                                         $5,750,505


     Repossessions                                                      Dollar Amount              Units
        Beginning Period Repossessed Receivables Balance                   $3,349,179                111
        Ending Period Repossessed Receivables Balance                      $3,354,905                126
        Principal Balance of 90+ Day Repossessed Vehicles                    $104,631                  6



Yield Supplement Overcollateralization
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     Beginning Period Required Amount                                     $25,677,937
     Beginning Period Amount                                              $25,677,937
     Current Distribution Date Required Amount                            $24,480,561
     Current Period Release                                                $1,197,376
     Ending Period Amount                                                 $24,480,561
     Next Distribution Date Required Amount                               $23,319,158

Reserve Account
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     Beginning Period Required Amount                                      $2,772,491
     Beginning Period Amount                                               $2,772,491
     Net Investment Earnings                                                  $12,047
     Current Period Deposit Amount Due                                             $0
     Current Period Deposit Amount Paid From Collection Account                    $0
     Current Period Release to Note Distribution Account                           $0
     Ending Period Required Amount                                         $2,772,491
     Current Period Release to Depositor                                           $0
     Ending Period Amount                                                  $2,772,491


Overcollateralization
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     Beginning Period Amount                                               $1,654,736
     Ending Period Target Credit Enhancement OC Amount                     $4,430,980
     Ending Period Amount                                                  $1,051,046
     Current Period Release                                                  $603,690

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